RECEIVABLES (Tables)	3 Months Ended
Mar. 31, 2026
Schedule Of Amounts Receivable
SCHEDULE OF AMOUNTS RECEIVABLE
As at	March 31, 2026	December 31, 2025
Trade accounts receivable	$822,660	$947,939
Sales tax receivable	334,262	93,643
	$1,156,922	$1,041,582

SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS

Provision for doubtful accounts

Balance at December 31, 2024	$(429,506)
Additional amounts provided for during the year	(302,067)
Trade receivables written off during the year	186,211
Foreign exchange	6,933
Balance at December 31, 2025	(538,429)
Additional amounts provided for during the period	(15,217)
Foreign exchange	(2,802)
Balance at March 31, 2026	(556,448)